CONVERTIBLE NOTES (Details) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended		191 Months Ended	194 Months Ended	200 Months Ended				1 Months Ended					1 Months Ended					1 Months Ended
	Jun. 21, 2013	Feb. 28, 2013	Feb. 28, 2011	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013	Sep. 30, 2013	Feb. 29, 2012	Dec. 31, 2010	Jan. 21, 1997	Feb. 28, 2011 Coverage Calculation, $0.10 Exercise Price [Member]	Feb. 28, 2011 Coverage Calculation, $0.125 Exercise Price [Member]	Feb. 28, 2011 Coverage Calculation, $0.15 Exercise Price [Member]	Feb. 29, 2012 Coverage Calculation, $0.175 Exercise Price [Member]	Sep. 30, 2013 Minimum [Member]	Feb. 29, 2012 February 2011 Promissory Notes [Member]	Feb. 28, 2011 February 2011 Promissory Notes [Member]	Feb. 28, 2013 February 2011 Promissory Notes [Member] Subsequent Event [Member]	Feb. 29, 2012 February 2012 Promissory Notes [Member]	Feb. 28, 2011 February 2012 Promissory Notes [Member]	Feb. 28, 2013 February 2012 Promissory Notes [Member] Subsequent Event [Member]	Sep. 30, 2013 Purchasers Note [Member]
Debt Instrument [Line Items]
Promissory notes, aggregate principal amount	$ 1,098,000					$ 745,000	$ 6,852,080					$ 745,000												$ 700,000	$ 1,250,000
Promissory note, maturity period	1 year					1 year															12 months	12 months
Promissory note, interest rate	8.00%	8.00%				8.00%															8.00%	8.00%
Number of securities called by warrants								890,000	890,000	890,000
Promissory note, convertible, conversion price per share	$ 0.125					$ 0.125						$ 0.125												$ 0.15	$ 0.10
Aggregate debt or equity financing amount			750,000										750,000							750,000
Pre-money, fully-diluted company value, threshold			35,000,000
Percentage of principal amount used to calculate shares of common stock for warrant coverage						50.00%						50.00%				50.00%	25.00%	25.00%	25.00%
Exercise price of warrant	$ 0.15					$ 0.10										$ 0.10	$ 0.125	$ 0.15	$ 0.175
Fair value of convertible notes						1,511,883	6,123,000	612,300	0	612,300		1,511,883
Fair value of warrants						171,012	387,880	38,788	466,432	38,788		171,012
Debt instrument, beneficial conversion feature						160,105	48,912	48,912	783,568
Convertible notes payable						1,562,000		926,225		926,225		1,562,000
Debt discount to be amortized						281,000		178,775	425,427	178,775		281,000
Convertible notes amount converted				1,226,042	395,154	1,226,042	6,852,088		1,515,130	11,949,449	13,175,491	13,175,491
Interest rate	8.00%	8.00%				8.00%															8.00%	8.00%
Common shares issued in exchange for convertible notes	8,784,000	9,739,912				7,450,000		7,989,103	1,515,130														14,699,000			5,041,000
Interest expense						0	235,762	235,762	516,258
Common Stock, Par Value				$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Proceeds from borrowings					700,000	1,263,000	700,000	700,000	1,250,000	11,888,881	11,888,881	13,151,881
Prepaid expenses and other current assets						737,655		476,093	43,728	476,093		737,655															580,000
Cash and cash equivalents						$ 2,349,994	$ 20,611,320	$ 1,729,344	$ 1,186,653	$ 1,729,344		$ 2,349,994		$ 1,055,669													$ 165,000